Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands, € in Millions			1 Months Ended	12 Months Ended
	Jul. 01, 2020	May 30, 2017 USD ($) Vote $ / shares shares	Nov. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 29, 2020 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current				$ 596	$ 484
Income / (loss) from Investments				(333)	(1,110)	$ (1,583)
Noncash or Part Noncash Acquisition, Investments Acquired				441	2,474
Investments and Other Noncurrent Assets				7,644
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				2,210	1,854	2,032
Due to related parties, current				138	54
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				3,309	2,653	1,998
Due to related parties, current				0	0
Commissions charged by a related party (Note 4(d))				$ 712	$ 576
Duration for agreement of new monthly fees	2 years
Performance Shipping Inc
Related Party Transaction [Line Items]
Payments to acquire land | €			€ 1.1
Performance Shipping Inc | Nonredeemable Preferred Stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares		100
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01
Preferred Stock Number Of Voting Rights | Vote		250,000
Noncash or Part Noncash Acquisition, Investments Acquired		$ 3,000
Noncash or Part Noncash Acquisition, Interest Acquired		49.00%
Preferred Stock Voting Rights		Each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders of Performance Shipping.
Performance Shipping Inc | Series C Preferred stock
Related Party Transaction [Line Items]
Loss on write-off of investments						$ 1,500
Preferred Stock Redemption Amount							$ 1,500